Deferred Grants - Summary of Deferred Grants (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
Beginning balance	¥ 494,847	$ 71,481	¥ 459,958
Received during the year	182,746	26,398	182,232
Grant disbursed to partner of joint project	(35,183)	(5,082)	(25,450)
Released to consolidated statement of profit or loss	(64,130)	(9,264)	(121,893)
Ending balance	578,280	$ 83,533	494,847
Non-current	¥ 578,280		¥ 494,847	$ 83,533